Income Taxes (Movement of valuation allowance of deferred tax assets) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Taxes [Abstract]
Balance as of January 1	$ 898	5,569	1,743	750
Current year addition	247	1,532	3,826	993
Balance as of December 31	$ 1,145	7,101	5,569	1,743